Commitments (Tables)	12 Months Ended
Nov. 30, 2011
Operating Leases, Port Facilities and Other Commitments

At November 30, 2011, minimum amounts payable for our operating leases, with initial or remaining terms in excess of one year, and for the annual usage of port facilities and other contractual commitments with remaining terms in excess of one year, were as follows (in millions):

	Fiscal
	2012	2013	2014	2015	2016	Thereafter	Total
Operating leases	$41	$39	$34	$31	$28	$180	$353
Port facilities and other	120	118	104	101	103	743	1,289

	$161	$157	$138	$132	$131	$923	$1,642